Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sources of income (loss) before income taxes
Domestic									$ 21,065	$ (162,151)	$ (221,185)
Foreign									(42,175)	55,215	387
Loss before income taxes									(21,110)	(106,936)	(220,798)
Current:
Federal									(4,715)	(678)	4,113
State and local									41	(42)	485
Foreign									1,274	21,722	16,278
Deferred:
Federal									2,726	1,004	4,012
Foreign									4,718	(1,424)	832
Income tax expense	$ 447	$ 2,082	$ 532	$ 983	$ 6,321	$ 8,345	$ 653	$ 5,263	$ 4,044	$ 20,582	$ 25,720